Employee Benefit Plans - Schedule of Actuarial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in benefit obligation:
Benefit obligation – beginning of year	$ (27,530)	$ (31,709)
Service cost	(153)	(118)
Interest cost	(1,410)	(1,426)
Actuarial (loss) gain	(254)	1,791
Benefits paid	2,088	1,520
Plan participants’ contributions	(16)	(16)
Foreign currency translation gain	(422)	301
Effect of settlement		2,127
Benefit obligation – end of year	(27,697)	(27,530)
Change in plan assets:
Fair value of plan assets – beginning of year	27,169	30,312
Actual return on plan assets	1,700	1,050
Employer contributions	147	167
Benefits paid	(2,032)	(1,501)
Effect of settlement		(2,127)
Plan participants’ contributions	16	43
Foreign currency translation loss	261	(502)
Others		(273)
Fair value of plan assets – end of year	27,261	27,169
Funded status	(436)	(361)
Amounts recognized on the consolidated balance sheet:
Pension and post-retirement asset (liability)	(436)	(361)
Accumulated other comprehensive (income) loss	(982)	(1,315)
Amounts in accumulated other comprehensive (income) loss consist of:
Net (gain) loss	(982)	(1,315)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net (gain) loss	(173)	(604)
Amortization of net gain	198	44
Amount recognized due to special event	(37)	49
Foreign currency translation loss	4	(4)
Effect of tax	(4)
Total recognized in other comprehensive (income) loss	(12)	(515)
Information for plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	4,341	4,178
Accumulated benefit obligation	3,991	3,789
Fair value of plan assets	2,572	2,770
Pension
Change in plan assets:
Fair value of plan assets – beginning of year	27,169
Fair value of plan assets – end of year	27,261	27,169
Other Post-Retirement Benefits (OPRB)
Change in benefit obligation:
Benefit obligation – beginning of year	(474)	(503)
Service cost	0	0
Interest cost	(20)	(20)
Actuarial (loss) gain	7	16
Benefits paid	0	0
Plan participants’ contributions	0	0
Foreign currency translation gain	0	0
Effect of settlement		33
Benefit obligation – end of year	(487)	(474)
Change in plan assets:
Fair value of plan assets – beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	0	33
Benefits paid	0	0
Effect of settlement		(33)
Plan participants’ contributions	0	0
Foreign currency translation loss	0	0
Others		0
Fair value of plan assets – end of year	0	0
Funded status	(487)	(474)
Amounts recognized on the consolidated balance sheet:
Pension and post-retirement asset (liability)	(487)	(474)
Accumulated other comprehensive (income) loss	(73)	(74)
Amounts in accumulated other comprehensive (income) loss consist of:
Net (gain) loss	(73)	(74)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net (gain) loss	(7)	(16)
Amortization of net gain	7	5
Amount recognized due to special event	0	5
Foreign currency translation loss	0	0
Effect of tax	0
Total recognized in other comprehensive (income) loss	0	(6)
Information for plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	487	474
Accumulated benefit obligation	487	474
Fair value of plan assets	0	0
National Service-Related Pension Plan (NSRPP) | Pension
Change in benefit obligation:
Benefit obligation – beginning of year	(23,352)	(27,138)
Service cost	0	0
Interest cost	(1,236)	(1,262)
Actuarial (loss) gain	(144)	1,610
Benefits paid	1,376	1,344
Plan participants’ contributions	0	0
Foreign currency translation gain	0	0
Effect of settlement		2,094
Benefit obligation – end of year	(23,356)	(23,352)
Change in plan assets:
Fair value of plan assets – beginning of year	24,399	27,365
Actual return on plan assets	1,666	472
Employer contributions	0	0
Benefits paid	(1,376)	(1,344)
Effect of settlement		(2,094)
Plan participants’ contributions	0	0
Foreign currency translation loss	0	0
Others		0
Fair value of plan assets – end of year	24,689	24,399
Funded status	1,333	1,047
Amounts recognized on the consolidated balance sheet:
Pension and post-retirement asset (liability)	1,333	1,047
Accumulated other comprehensive (income) loss	(1,205)	(1,030)
Amounts in accumulated other comprehensive (income) loss consist of:
Net (gain) loss	(1,205)	(1,030)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net (gain) loss	(362)	(700)
Amortization of net gain	187	60
Amount recognized due to special event	0	44
Foreign currency translation loss	0	0
Effect of tax	45
Total recognized in other comprehensive (income) loss	(130)	(596)
Superannuation | Pension
Change in benefit obligation:
Benefit obligation – beginning of year	(1,614)	(1,559)
Service cost	(65)	(44)
Interest cost	(90)	(74)
Actuarial (loss) gain	(97)	(109)
Benefits paid	582	45
Plan participants’ contributions	(16)	(16)
Foreign currency translation gain	(136)	143
Effect of settlement		0
Benefit obligation – end of year	(1,436)	(1,614)
Change in plan assets:
Fair value of plan assets – beginning of year	1,663	1,633
Actual return on plan assets	29	539
Employer contributions	24	0
Benefits paid	(562)	(116)
Effect of settlement		0
Plan participants’ contributions	16	43
Foreign currency translation loss	112	(436)
Others		0
Fair value of plan assets – end of year	1,282	1,663
Funded status	(154)	49
Amounts recognized on the consolidated balance sheet:
Pension and post-retirement asset (liability)	(154)	49
Accumulated other comprehensive (income) loss	273	96
Amounts in accumulated other comprehensive (income) loss consist of:
Net (gain) loss	273	96
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net (gain) loss	200	13
Amortization of net gain	0	0
Amount recognized due to special event	(37)	0
Foreign currency translation loss	4	(4)
Effect of tax	(49)
Total recognized in other comprehensive (income) loss	118	9
Information for plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	1,436	1,614
Accumulated benefit obligation	1,349	1,482
Fair value of plan assets	1,282	1,663
Austria Plans | Pension
Change in benefit obligation:
Benefit obligation – beginning of year	(2,090)	(2,509)
Service cost	(88)	(74)
Interest cost	(64)	(70)
Actuarial (loss) gain	(20)	274
Benefits paid	130	131
Plan participants’ contributions	0	0
Foreign currency translation gain	(286)	158
Effect of settlement		0
Benefit obligation – end of year	(2,418)	(2,090)
Change in plan assets:
Fair value of plan assets – beginning of year	1,107	1,314
Actual return on plan assets	5	39
Employer contributions	123	134
Benefits paid	(94)	(41)
Effect of settlement		0
Plan participants’ contributions	0	0
Foreign currency translation loss	149	(66)
Others		(273)
Fair value of plan assets – end of year	1,290	1,107
Funded status	(1,128)	(983)
Amounts recognized on the consolidated balance sheet:
Pension and post-retirement asset (liability)	(1,128)	(983)
Accumulated other comprehensive (income) loss	23	(307)
Amounts in accumulated other comprehensive (income) loss consist of:
Net (gain) loss	23	(307)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net (gain) loss	(4)	99
Amortization of net gain	4	(21)
Amount recognized due to special event	0	0
Foreign currency translation loss	0	0
Effect of tax	0
Total recognized in other comprehensive (income) loss	0	78
Information for plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	2,418	2,090
Accumulated benefit obligation	2,155	1,833
Fair value of plan assets	$ 1,290	$ 1,107